ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Schedule of Accrued expenses
	June 30, 2022	December 31, 2021
Registration rights and default damages and penalties (see Note 8)	$-	$189,663
Consulting services	256,366	163,647
Taxes and other	110,018	110,590
Accrued expenses	$366,384	$463,900

	December 31, 2021	December 31, 2020
Registration rights damages (see Note 9)	$189,663	$-
Consulting services	163,647	163,647
Taxes and other	110,590	149,388

Accrued expenses	$463,900	$313,035